Significant accounting policies (Details 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Profits attributable to Himax Technologies, Inc. stockholders		$ 8,569	$ 27,680
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding		345,020	344,849
Unvested RSUs		49	54
Adjusted weighted average number of ordinary shares outstanding		345,069	344,903
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 0.02	$ 0.08
Diluted earnings per ADS attribute to Himax technologies, Inc. stockholders	[1]	$ 0.05	$ 0.16

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2017 and 2018 is 172,425 thousand and 172,510 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2017 and 2018 is 172,452 thousand and 172,534 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.